Submission	Nov. 25, 2025
Submission [Line Items]
Central Index Key	0000010795
Registrant Name	Becton, Dickinson and Company
Registration File Number	333-279084
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A